                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                                                                File No. 2-70164
                                                               File No. 811-3120

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

     Pre-Effective Amendment No.
                                ----
     Post-Effective Amendment No. 31                                        [X]
                                 ----

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 31
                  ----

                       DELAWARE GROUP TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  One Commerce Square, Philadelphia, Pennsylvania               19103
--------------------------------------------------------------------------------
     (Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 26, 2005

It is proposed that this filing will become effective:

                     immediately upon filing pursuant to paragraph (b)
                ---
                 X   on August 26, 2005 pursuant to paragraph (b)
                ---
                     60 days after filing pursuant to paragraph (a)(1)
                ---
                     on (date) pursuant to paragraph (a)(1)
                ---
                     75 days after filing pursuant to paragraph (a)(2)
                ---
                     on (date) pursuant to paragraph (a)(2) of Rule 485
                ---


If appropriate:
                ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 31 to Registration File No. 2-70164 includes the following:


         1.   Facing Page

         2.   Contents Page

         3.   Part A - Prospectus

         4.   Part B - Statement of Additional Information

         5.   Part C - Other Information

         6.   Signatures

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
FIXED INCOME



PROSPECTUS  AUGUST 26, 2005
--------------------------------------------------------------------------------
            DELAWARE TAX-FREE MONEY FUND
            CLASS A [ ] CONSULTANT CLASS




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

..................................................................
FUND PROFILE                                               page 2

Delaware Tax-Free Money Fund                                    2
..................................................................
HOW WE MANAGE THE FUND                                     page 5

Our investment strategies                                       5

The securities we typically invest in                           6

The risks of investing in the Fund                              8

Disclosure of portfolio holdings                                8
..................................................................
WHO MANAGES THE FUND                                       page 9

Investment manager                                              9

Who's who?                                                      9
..................................................................
ABOUT YOUR ACCOUNT                                        page 11

Investing in the Fund                                          11

How to buy shares                                              11

How to redeem shares                                           12

Account minimums                                               13

Special services                                               14

Dividends, distributions and taxes                             15
..................................................................
FINANCIAL HIGHLIGHTS                                      page 16
..................................................................
GLOSSARY                                                  page 18

PROFILE: DELAWARE TAX-FREE MONEY FUND

WHAT IS THE FUND'S GOAL?

    Delaware Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHO SHOULD INVEST IN THE FUND

o  Investors with short-term financial goals who seek current income.

o Investors in higher tax brackets who want income exempt from federal income taxes.

o Investors who do not want an investment whose value may fluctuate over the short term.

o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

WHO SHOULD NOT INVEST IN THE FUND

o  Investors with long-term financial goals.

o  Investors looking for relatively high current income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? Delaware Tax-Free Money Fund invests primarily in short-term municipal money market securities. Delaware Tax-Free Money Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.
We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Delaware Tax-Free Money Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. The Fund may invest up to 20% of its net assets in taxable securities, including securities that are subject to the federal alternative minimum tax. If the Fund does so, any income from those securities may be subject to federal income taxes.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for Class A and Consultant Class shares for one-year, five-year and ten-year periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's returns reflect expense caps, as applicable. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

3.11%       2.75%     2.91%     2.50%     2.37%     3.17%     1.76%     0.45%     0.35%     0.65%
------------------------------------------------------------------------------------------------
 1995       1996      1997      1998      1999      2000      2001      2002      2003      2004

As of June 30, 2005, the Fund's Class A had a year-to-date return of 0.74%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.83% for the quarter ended June 30, 2000 and its lowest quarterly return was 0.06% for the quarter ended March 31, 2003.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04                                                  1 YEAR      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                      Class A return before taxes                    0.65%       1.27%        2.00%

                                                      Class A return after taxes on distributions    0.65%       1.27%        2.00%

                                                      Class A return after taxes on distributions
                                                         and sale of Fund shares                     0.65%       1.27%        1.99%

                                                      Consultant Class return before taxes           0.65%       1.27%        2.00%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

Investors interested in obtaining the 7-day yield for the classes may call 800 523-1918.

WHAT ARE THE FUND'S FEES AND EXPENSES?                  CLASS                                                     A    CONSULTANT
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES are paid directly from your            Maximum sales charge (load) imposed on purchases
investment.                                                as a percentage of offering price                   none          none

                                                        Maximum sales charge (load) imposed on
                                                           reinvested dividends                                none          none

                                                        Redemption fees                                        none          none

                                                        Exchange fees(1)                                       none          none
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from the    Management fees                                       0.45%         0.45%
Fund's assets.
                                                        Distribution and service (12b-1) fees                  none         0.30%

                                                        Other expenses                                        0.40%         0.40%

                                                        Total operating expenses                              0.85%         1.15%

                                                        Fees waivers and payments(2, 3)                      (0.07%)       (0.07%)

                                                        Net expenses                                          0.78%         1.08%

                                                        CLASS                                                     A    CONSULTANT
---------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you compare the cost   1 year                                                  $80          $110
of investing in the Fund to the cost of investing in
other mutual funds with similar investment              3 years                                                $264          $358
objectives. We show the cumulative amount of Fund
expenses on a hypothetical investment of $10,000 with   5 years                                                $465          $626
an annual 5% return over the time shown.(4) This is
an example only, and does not represent future          10 years                                             $1,043        $1,391
expenses, which may be greater or less than those
shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) Consultant Class shares are subject to a 12b-1-distribution plan; however the Board of Trustees of the Fund suspended 12b-1 plan payments effective June 1, 1990. This waiver may be discontinued at any time, subject to prior approval by the Board of Trustees.
(3) The investment manager has contracted to waive fees and pay expenses through August 31, 2006 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees and certain insurance costs) from exceeding 0.78% of average daily net assets. The fees and expenses shown in the table above do not reflect the fee waiver by the distributor noted in footnote 2. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the distributor's current fee waiver.

                                                        CLASS                                                          CONSULTANT
---------------------------------------------------------------------------------------------------------------------------------
FUND OPERATING EXPENSES including 12b-1 waiver in       Management fees                                                     0.45%
effect for Consultant Class shares.
                                                        Distribution and service (12b-1) fees                                none

                                                        Other expenses                                                      0.40%

                                                        Total operating expenses                                            0.85%

                                                        Fees, waivers and payments(2, 3)                                   (0.07%)

                                                        Total operating expenses                                            0.78%

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one year contractual period, but does not reflect the waivers of the 12b-1 plan described in footnote 2. This example reflects the total operating expenses without expense waivers for years two through ten.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES

Under normal circumstances, we invest at least 80% of the Fund's assets in municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. We may hold the following types of securities: municipal bonds and notes, tax-free commercial paper, short-term tax-free notes, construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations. Generally, interest from these securities is fully exempt from federal income tax. The Fund may also invest in U.S. government securities and other taxable securities to a limited extent. Income from these is not exempt from federal income tax. We may also hold a portion of the Fund's assets in variable or floating rate demand notes. Please see "The securities we typically invest in" for further information.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before any change in the objective became effective.

CREDIT QUALITY
When we purchase a security, the security or its issuer must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations. (If a security is rated by only one agency, it must receive one of the two highest ratings from that agency.) We may invest in securities that have not been rated, if we determine that the security's credit quality is comparable to one of the two highest rating categories. We will not invest more than 5% of the Fund's assets in securities rated in the second highest category.

AVERAGE MATURITY
We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the securities in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

THE SECURITIES WE
TYPICALLY INVEST IN

-----------------------------------------------------------------------------------------------------------------------------------
                    SECURITIES                                                           HOW WE USE THEM
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS: Municipal bonds on which the               We may invest in general obligation bonds rated in one of
payment of principal and interest is secured by the issuer's         the two highest rating categories, with a remaining maturity
pledge of its full faith, credit and taxing power.                   of 397 days or less.

REVENUE BONDS: Municipal bonds on which principal and                We may invest in revenue obligation bonds rated in one of
interest payments are made from revenues derived from a              the two highest rating categories, with a remaining maturity
particular facility or class of facilities.                          of 397 days or less.

PRIVATE ACTIVITY OR PRIVATE PLACEMENT BONDS: Municipal bond          We may invest up to 20% of the Fund's assets in bonds whose
issues whose proceeds are used to finance certain                    income is subject to the federal alternative minimum tax.
non-government activities, including some types of                   This means that a portion of the Fund's distributions could
industrial revenue bonds such as privately-owned sports and          be subject to the federal alternative minimum tax that
convention facilities. The Tax Reform Act of 1986 subjects           applies to certain taxpayers.
interest income from these bonds to the federal alternative
minimum tax and makes the tax-exempt status of certain bonds         We may invest in private activity or private placement bonds
dependent on the issuer's compliance with specific                   rated in one of the two highest rating categories, with a
requirements after the bonds are issued.                             remaining maturity of 397 days or less.

                                                                     The 20% limit applies to the combined holdings of taxable
                                                                     securities and securities subject to the federal alternative minimum tax.

ANTICIPATION NOTES: Short-term municipal obligations to be           We may invest without limit in anticipation notes rated in
repaid from an anticipated income source such as tax                 one of the two highest rating categories, with a remaining
payments, revenue from a facility or money from an upcoming          maturity of 397 days or less.
bond issue.

VARIABLE AND FLOATING RATE DEMAND NOTES: Securities whose            We may invest in variable and floating rate demand notes
interest rate is tied to a money market rate, usually                that meet the Fund's quality standards. In most cases, these
the Prime Rate, and therefore changes each time the base             will be municipal securities. We may invest in variable and
rate changes.                                                        floating rate demand notes with a maturity longer than 397 days if the security has a demand feature that allows us to
These securities may be backed by a letter of credit or              tender it back to the issuer prior to stated maturity. If a
other guarantee.                                                     security is guaranteed by another entity, we will generally consider the rating of that entity when evaluating that
                                                                     security.

                                                                     Please see the Fund's Statement of Additional Information
                                                                     for further explanation of demand features.

TAX-FREE COMMERCIAL PAPER: Short-term debt obligations               We may invest without limit in tax-free commercial paper
issued by companies.                                                 that meets the Fund's quality and maturity standards.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                    SECURITIES                                                           HOW WE USE THEM
-----------------------------------------------------------------------------------------------------------------------------------
TAXABLE SECURITIES: May include commercial paper, corporate          We may invest up to 20% of the Fund's assets in issues that
notes, certificates of deposit and obligations of the U.S.           are not exempt from federal income tax.
government, its agencies or instrumentalities, asset-backed
securities, when-issued securities and repurchase                    The 20% limit applies to the combined holdings of taxable
agreements.                                                          securities and securities subject to the federal alternative minimum tax.

REPURCHASE AGREEMENTS: An agreement between a buyer of               We may use repurchase agreements as a short-term investment
securities, such as the Fund, and a seller of securities in          for the Fund's cash position. In order to enter into these
which the seller agrees to buy the securities back within a          repurchase agreements, the Fund must have collateral of at
specified time at the same price the buyer paid for them,            least 102% of the repurchase price. The Fund will only enter
plus an amount equal to an agreed upon interest rate.                into repurchase agreements in which the collateral is
                                                                     comprised of U.S. government securities.

                                                                     Earnings on repurchase agreements are not tax-exempt and are subject to the 20% limit on taxable securities and
                                                                     securities subject to the federal alternative minimum tax.

RESTRICTED SECURITIES: Privately placed securities whose             We may invest in privately placed securities including those
resale is restricted under securities law.                           that are eligible for resale only among certain
                                                                     institutional buyers without registration which are commonly known as "Rule 144A Securities."

                                                                     We may invest up to 20% of the Fund's assets in issues that are not exempt from federal income tax.

                                                                     The 20% limit applies to the combined holdings of taxable
                                                                     securities and securities subject to the federal alternative minimum tax.

ILLIQUID SECURITIES: Securities that do not have a ready             We may not invest more than 10% of total assets in illiquid
market, and cannot be easily sold within seven days at               securities.
approximately the price that the Fund has valued them.
-----------------------------------------------------------------------------------------------------------------------------------

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS The Fund may buy or sell securities on a when-issued basis; that is, paying for securities before delivery and taking delivery up to 45 days later. Between the purchase of the securities and our receipt of them, the securities do not pay interest, but the market value may fluctuate, potentially affecting the Fund's net asset value. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

BORROWING FROM BANKS The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of 5% of the value of its net assets.

THE RISKS OF INVESTING
IN THE FUND

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks.

-----------------------------------------------------------------------------------------------------------------------------------
                           RISKS                                                   HOW WE STRIVE TO MANAGE THEM
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that securities, particularly         Because the Fund invests exclusively in short-term
bonds with longer maturities, will decrease in value if              securities, interest rate changes are not a major risk to
interest rates rise.                                                 the value of its portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.

INFLATION RISK is the risk that the return from your                 The Fund is designed for short-term investment goals and
investments will be less than the increase in the cost of            therefore may not outpace inflation over longer time
living due to inflation, thus preventing you from reaching           periods. For this reason, the Fund is not recommended as a
your financial goals.                                                primary investment for people with long-term goals.

CREDIT RISK is the risk that a bond's issuer (or an entity           We limit our investments to those that the Board of Trustees
that insures the bond) will be unable to make timely                 considers to be of high quality with minimal credit risks,
payments of interest and principal.                                  typically those rated in the two highest categories by a
                                                                     nationally recognized statistical rating organization. All investments must also meet the maturity, quality and
                                                                     diversification standards that apply to tax-exempt money
                                                                     market funds. Therefore, the Fund's investments are
                                                                     generally not subject to significant credit risk.

                                                                     We also maintain a diversified portfolio. We may not invest more than 25% of the Fund's assets in governmental
                                                                     subdivisions located in any one state, territory or U.S.
                                                                     possession. (We may invest up to 25% of the Fund's assets in short-term tax-exempt project notes guaranteed by the U.S.
                                                                     government, regardless of the location of the issuing
                                                                     municipality.) Our goal is to minimize the effect that any one security may have on the Fund's performance and share
                                                                     price.

COUNTERPARTY RISK is the risk that the Fund may lose money           We try to minimize this risk by considering the
because a party that we contract with to buy or sell                 creditworthiness of all parties before we enter into
securities fails to fulfill its side of the agreement.               transactions with them. The Fund will hold collateral from counterparties consistent with applicable regulations.
-----------------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

WHO MANAGES THE FUND

INVESTMENT MANAGER

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.32% of average daily net assets for the last fiscal year.

A discussion regarding the basis for the board of trustees approving the investment advisory contract of the Fund is available in the Fund's annual report to shareholders for the period of the fiscal year.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

                                                      -------------------
                                                       BOARD OF TRUSTEES
                                                      -------------------
----------------------------                                  |                              ---------------------------
    INVESTMENT MANAGER                                -------------------                            CUSTODIAN
Delaware Management Company   ---------------------       THE FUND       ------------------      JPMorgan Chase Bank
    2005 Market Street                                -------------------                      4 Chase Metrotech Center
Philadelphia, PA 19103-7094                           |                 |                         Brooklyn, NY 11245
----------------------------            ---------------------------     |                    ----------------------------
                   |                          DISTRIBUTOR               |
                   |                    Delaware Distributors, L.P.     ------------------------------
----------------------------               2005 Market Street                    SERVICE AGENT
  PORTFOLIO MANAGERS                    Philadelphia, PA 19103-7094      Delaware Service Company, Inc.
----------------------------            ---------------------------            2005 Market Street
                                                      |                   Philadelphia, PA 19103-7094
                                                      |                  ------------------------------
                                     ------------------------------------      |
                                      FINANCIAL INTERMEDIARY WHOLESALER        |
                                     Lincoln Financial Distributors, Inc.      |
                                             2001 Market Street                |
                                         Philadelphia, PA 19103-7055           |
                                     ------------------------------------      |
                                                                               |
                                                               ------------------
                                                               FINANCIAL ADVISORS
                                                               ------------------
                                                                       |
                                                                  ------------
                                                                  SHAREHOLDERS
                                                                  ------------

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Tax-Free Money Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(sm)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients-analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN
THE FUND

CLASS A

   o  Class A shares are available for purchase at net asset value.

   o  Class A shares do not have an up-front sales charge.

   o  Class A shares are not subject to 12b-1 fees.

   o  Class A shares are not subject to a contingent deferred sales charge.

CONSULTANT CLASS

   o Consultant Class shares may be purchased through financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

   o  Consultant Class shares do not have an up-front sales charge.

   o The Consultant Class has the ability to charge an annual 12b-1 fee no greater that 0.30% of average daily net assets. However, the 12b-1 fee is currently suspended by the Board of Trustees. Prior to suspension, the 12b-1 fee was set at 0.25% of average daily net assets. The 12b-1 fee is typically used to compensate your financial advisor for the ongoing guidance and service he or she provides to you.

   o Consultant Class shares are not subject to a contingent deferred sales charge.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]
THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]
BY MAIL
Complete an investment slip and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]
BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

HOW TO BUY SHARES
(continued)

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]
BY EXCHANGE
You may exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A shares of a Delaware Investments Fund other than the Delaware Tax-Free Money Fund. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
THROUGH AUTOMATED SHAREHOLDER SERVICES
You may purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of only $25.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We generally calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]
THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]
BY MAIL
You may redeem shares (sell them back to the Fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

HOW TO REDEEM SHARES
(continued)

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]
BY TELEPHONE
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]
BY WIRE
You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
THROUGH AUTOMATED SHAREHOLDER SERVICES
You may redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A HAND HOLDING A PEN]
THROUGH CHECKWRITING
You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUMS

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.
--------------------------------------------------------------------------------

AUTOMATIC
INVESTING PLAN

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT

With Direct Deposit you may make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS

Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY

With Delaware eDelivery you may receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

WEALTH BUILDER OPTION

With the Wealth Builder Option you may arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND
REINVESTMENT PLAN

Through our Dividend Reinvestment Plan, you may have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of Delaware Investments funds.

EXCHANGES

You may exchange all or part of your shares, normally for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A of any Delaware Investments funds.

In certain circumstances, Class A shares of funds, other than the Fund, may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the Fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

SPECIAL SERVICES
(continued)

MONEYLINE(SM)
ON DEMAND SERVICE

Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE
DIRECT DEPOSIT SERVICE

Through our MoneyLine Direct Deposit Service you may have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

SYSTEMATIC
WITHDRAWAL PLAN

Through our Systematic Withdrawal Plan you may arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you may make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF
FUND SHARES

The Board of Trustees of the Trust has not adopted on behalf of the Fund policies and procedures regarding frequent trading of Fund shares in light of the short-term nature and high liquidity of the securities in the Fund's portfolio. The Fund reserves the right to refuse a purchase order if management of the Fund determines that the purchase may not be in the best interests of the Fund.

DIVIDENDS,
DISTRIBUTIONS AND
TAXES

Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

                                                                                                                        CLASS A
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Year ended
                                                                                                                           4/30
Delaware Tax-Free Money Fund                                             2005        2004         2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                                   0.009       0.004        0.004       0.011        0.030
                                                                       ------      ------       ------      ------       ------

Total from investment operations                                        0.009       0.004        0.004       0.011        0.030
                                                                       ------      ------       ------      ------       ------

LESS DIVIDENDS:

Net investment income                                                  (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                                       ------      ------       ------      ------       ------

Total dividends                                                        (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                                       ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                         $1.000      $1.000       $1.000      $1.000       $1.000
                                                                       ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                         0.94%       0.41%        0.41%       1.07%        3.06%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                               $26,314     $21,443      $20,196     $24,106      $25,110

Ratio of expenses to average net assets                                 0.72%       0.79%        1.00%       1.15%        1.05%

Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly                      0.85%       0.96%        1.00%       1.15%        1.05%

Ratio of net investment income to average net assets                    0.92%       0.37%        0.45%       1.07%        3.02%

Ratio of net investment income to average net assets prior to
   expense limitation and expenses paid indirectly                      0.79%       0.20%        0.45%       1.07%        3.02%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE          NET INVESTMENT
FINANCIAL HIGHLIGHTS     INCOME                      NET ASSET VALUE (NAV)    TOTAL RETURN              NET ASSETS
                         -----------------------------------------------------------------------------------------------------
                         Net investment income       This is the value of a   This represents the       Net assets represent
                         includes interest           mutual fund share,       rate that an investor     the total value of all
                         income earned from a        calculated by dividing   would have earned or      the assets in a fund's
                         fund's securities; it       the net assets by the    lost on an investment     portfolio, minus any
                         is after expenses have      number of shares         in a fund. In             liabilities, that are
                         been deducted.              outstanding.             calculating this          attributable to that
                                                                              figure for the            class of the fund.
                                                                              financial highlights
                                                                              table, we include
                                                                              applicable fee waivers
                                                                              and assume the
                                                                              shareholder has
                                                                              reinvested all
                                                                              dividends.

16

                                            CONSULTANT CLASS
------------------------------------------------------------

                                                  Year ended
                                                        4/30
     2005          2004        2003         2002        2001
------------------------------------------------------------

   $1.000        $1.000      $1.000       $1.000      $1.000

    0.009         0.004       0.004        0.011       0.030
   ------        ------      ------       ------      ------

    0.009         0.004       0.004        0.011       0.030
   ------        ------      ------       ------      ------

   (0.009)       (0.004)     (0.004)      (0.011)     (0.030)
   ------        ------      ------       ------      ------

   (0.009)       (0.004)     (0.004)      (0.011)     (0.030)
   ------        ------      ------       ------      ------

   $1.000        $1.000      $1.000       $1.000      $1.000
   ======        ======      ======       ======      ======

    0.94%         0.41%       0.41%        1.07%       3.06%

     $606          $696        $764       $1,968      $1,034

    0.72%         0.79%       1.00%        1.15%       1.05%

    0.85%         0.96%       1.00%        1.15%       1.05%

    0.92%         0.37%       0.45%        1.07%       3.02%

    0.79%         0.20%       0.45%        1.07%       3.02%
------------------------------------------------------------


RATIO OF EXPENSES TO AVERAGE            RATIO OF NET INVESTMENT INCOME
NET ASSETS                              TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
The expense ratio is the                We determine this ratio by
percentage of net assets that a         dividing net investment income
fund pays annually for operating        by average net assets.
expenses and management fees.
These expenses include
accounting and administration
expenses, services for
shareholders, and similar
expenses.

GLOSSARY

HOW TO USE THIS GLOSSARY

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX
A federal tax designed to ensure that individuals and corporations with large incomes owe at least some income tax.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LIQUIDITY
The ease with which an investment can be converted into cash without a significant loss of principal. Money market funds are considered to be highly liquid.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's Prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE TAX-FREE MONEY FUND

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information (SAI), the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at
202 942-8090.
--------------------------------------------------------------------------------
WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:

o For fund information, literature, price, yield and performance figures.
o For information on existing regular investment accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS
Delaware Tax-Free Money Fund

                        CUSIP         NASDAQ
                        -----         ------
Class A               245911102       DTFXX
Consultant Class      245911201        N/A

Investment Company Act file number: 811-3120

                                                                    MF-05-08-092
PR-006 [--] IVES 8/05                                                    PO10342



                                                                    -----------------------------------------------------
Delaware Investments includes funds with a
wide range of investment objectives. Stock                          DELAWARE GROUP AX-FREE MONEY FUND
funds, income funds, national and
state-specific tax-exempt funds, money                              DELAWARE TAX-FREE MONEY FUND
market funds, global and international
funds and closed-end funds give investors
the ability to create a portfolio that fits                         ----------------------------------------------------
their personal financial goals. For more                            DELAWARE TAX-FREE MONEY FUND
information, contact your financial advisor                         CLASS A
or call Delaware Investments at                                     DELAWARE TAX-FREE MONEY FUND
800-523-1918.                                                       CONSULTANT CLASS

                                                                    ----------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,                                                PART B
ACCOUNTING SERVICES,
AND TRANSFER AGENT                                                  STATEMENT OF ADDITIONAL INFORMATION
Delaware Service Company, Inc.                                      ----------------------------------------------------
2005 Market Street
Philadelphia, PA 19103                                              AUGUST 26, 2005

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

CUSTODIAN                                                                              Delaware
JPMorgan Chase Bank                                                                    Investments(SM)
4 Chase Metrotech Center                                                               -------------------------------------------
Brooklyn, NY 11245                                                                     A member of Lincoln Financial Group(R)


                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 26, 2005


                          DELAWARE TAX-FREE MONEY FUND
                               2005 MARKET STREET
                             PHILADELPHIA, PA 19103

             FOR PROSPECTUS AND PERFORMANCE: NATIONWIDE 800-523-1918

              INFORMATION ON EXISTING ACCOUNTS: (SHAREHOLDERS ONLY)
                             NATIONWIDE 800-523-1918

                     DEALER SERVICES: (BROKER/DEALERS ONLY)
                             NATIONWIDE 800-362-7500

         Delaware Group Tax-Free Money Fund (the "Trust") is a professionally-managed mutual fund which offers one series of shares: Delaware Tax-Free Money Fund (the "Fund"). The Fund offers Class A Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").


         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund dated August 26, 2005, as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.
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

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TABLE OF CONTENTS
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COVER PAGE                                   1               TAXES                                 29
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INVESTMENT OBJECTIVE AND POLICIES            2               INVESTMENT MANAGEMENT AGREEMENT       30
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PERFORMANCE INFORMATION                      9               OFFICERS AND TRUSTEES                 34
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TRADING PRACTICES                           13               GENERAL INFORMATION                   40
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PURCHASING SHARES                           15               FINANCIAL STATEMENTS                  45
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OFFERING PRICE                              21               APPENDIX A - DESCRIPTION OF RATINGS   46
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REDEMPTION AND EXCHANGE                     22
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DIVIDENDS AND DISTRIBUTIONS                 27
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                                       -1-

INVESTMENT OBJECTIVE AND POLICIES


         The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, consistent while preserving principal and maintaining liquidity. There is no assurance that this objective can be achieved.


         The Fund seeks to maintain a net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having an effective remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality and otherwise will meet the maturity, quality and diversification conditions with which tax-exempt money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         The Fund's investments may include municipal bonds and notes, tax-free commercial paper and short-term tax-free notes. They may also include construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations issued by states, territories and possessions of the United States, the District of Columbia, political subdivisions of the above and duly constituted authorities and corporations, the interest from which is wholly exempt from federal income tax.

         The Fund invests primarily in municipal obligations. "Municipal obligations" include "general obligation" and "revenue" issues. General obligation issues are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities. Municipal obligations may be issued for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal obligations" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development obligations, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues. Tax-exempt industrial development obligations are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

         The Fund may also purchase project notes issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project notes are secured by the full faith and credit of the United States.

         The Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

         The ratings of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their opinions as to the quality of the municipal issues which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. If at the time of purchase, a security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g. for municipal bonds, AA or better by S&P or Aa or better by Moody's; for tax-free commercial paper and short-term tax-free notes, A-2 or better by S&P or P-2 or better by Moody's; and for state or municipal notes, MIG-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations (or if rated by only one such organization, so rated by such organization). If the security or, as relevant, its issuer has not been rated, the Manager must determine that the security is comparable to securities that are rated in one of the two highest rating categories in accordance with the conditions with which tax-exempt money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. The Fund may also invest in U.S. government securities (as defined in the Investment Company Act of 1940 (the "1940 Act").

         See Appendix A for a description of municipal obligations ratings.

         The Fund may also invest in variable or floating rate demand obligation instruments and other municipal securities with a maturity in excess of 397 days, but which have a demand feature whereby the Fund may tender the instrument or security back to the issuer or to another entity as described below, consistent with the conditions with which tax-exempt money market funds must comply. Such obligations may be backed by a Letter of Credit or other guarantee. The Fund will consider the rating of the guarantor and the nature of the guarantee in evaluating the quality of the obligation.

         Generally, a demand feature entitles the Fund to require the provider of the demand feature to purchase the securities from the Fund at their principal amount (usually with accrued interest) within a fixed period (generally seven days, but the period may be longer) following a demand by the Fund. Certain securities with a demand feature permit the Fund to tender the security only at the time of an interest rate adjustment or at other fixed intervals. The demand feature may be provided by the issuer of the underlying security, a bank, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. Certain demand features are conditional which means that they may not be exercised or may terminate under certain limited circumstances. The bankruptcy or receivership of, or default by, the provider of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise will adversely affect the liquidity of the underlying security.

         As described above, the Fund invests in securities backed by banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. However, the Fund is managed in accordance with the diversification, quality and other restrictions applicable under the 1940 Act to tax-exempt money market funds. Such restrictions are designed to minimize the effect that any one security in the Fund's portfolio may have on the Fund's performance and share price.

         The Fund may not, at the time of purchase, invest more than 25% of its assets in securities of governmental subdivisions located in any one state, territory or U.S. possession. It may invest up to 25% of its assets in short-term, tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. government, its agencies or instrumentalities, when-issued securities and repurchase agreements of the above issuers. Any such investments will meet the conditions with which tax-exempt money market funds must comply when purchasing such instruments.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Distributions and Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

WHEN-ISSUED SECURITIES
         The Fund may invest in "when-issued securities." New issues of municipal obligations are frequently offered on a when-issued basis; that is, delivery and payment for the municipal obligations normally take place from five to not more than 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the municipal obligations are each fixed at the time the buyer enters into the commitment. During the time between the commitment and settlement the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the Fund's share value increasing or decreasing. The Fund will set aside in a segregated account liquid assets equal in value to commitments for such when-issued securities to pay for them and mark it to market daily. Delayed delivery agreements will not be used in a speculative manner.

DEMAND FEATURES
         The Fund may invest in certain municipal securities that have a demand feature provided by a bank, a dealer in the securities or another third party, which enables the Fund to sell the securities to the provider of the demand feature. Such investments may require the Fund to pay "tender fees" or other fees for the various features provided. The Fund intends to take the position that it is the owner of any municipal securities that have a demand feature provided by a third party and that tax-exempt interest earned with respect to such municipal securities will be tax-exempt in its hands. However, the Internal Revenue Service (the "Service") ordinarily does not issue advance ruling letters relating to the identity of the true owner of property in cases involving the sale of securities if the purchaser has the right to cause the security to be purchased by a third party, and there can be no assurance that the Service will agree with the Fund's position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees, in relation to various regulated investment company tax provisions is unclear. However, Delaware Management Company (the "Manager") intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

ASSET-BACKED SECURITIES
         The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P's or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), the creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         Although the Fund is permitted by its investment policies to invest up to 20% of its assets in securities of this type, it does not presently intend to invest more than 5% of its assets in such securities.

RESTRICTED AND ILLIQUID SECURITIES
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

REPURCHASE AGREEMENTS
         The Fund may also invest in repurchase agreements sold by banks or brokers collateralized by securities in which the Fund can invest directly. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed upon sum at the agreed upon time, since the repurchase agreement is secured by the underlying government obligation.

CONCENTRATION
         In applying the Fund's fundamental policy concerning concentration that is described below, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

INVESTMENT RESTRICTIONS
         FUNDAMENTAL RESTRICTIONS -- The Fund has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

THE FUND SHALL NOT:
         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following sets forth additional investment restrictions for the Fund, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:
         1. Invest more than 20% of its assets in securities other than tax-free money market instruments as defined above, unless extraordinary circumstances dictate a more defensive posture.

         2. Borrow an amount in excess of 5% of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any outstanding borrowings shall be repaid before additional securities are purchased.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put options or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.


         9. Purchase securities of any issuer (except the U.S. government, its agencies or instrumentalities, or securities which are backed by the full faith and credit of the United States) if, as a result, more than 5% of its assets would be invested in the securities of such issuer; except that the Fund may purchase securities subject to an unconditional demand feature or guarantee provided by a person not controlled by the issuer of the securities, where the credit of such provider may be substituted and the exposure to such provider shall be limited to 10% of the Fund's assets, with respect to 75% of the Fund's assets.


         10. Invest in issuers for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of government subdivisions located in any one state, territory or possession of the United States. The Fund may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         13. Retain in the portfolio of the Fund securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds in securities whose issuers or guarantors of principal and interest (including predecessors) have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such issuers or guarantors.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships. In addition, the Fund excludes from the 5% limitation set forth in investment restriction number 9 above, those municipal securities that are refunded with U.S. government securities, commonly known as pre-refunded municipal securities, which the staff of the SEC deems to constitute U.S. government securities as that term is defined in the 1940 Act.


NON-DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
         The Fund has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Fund's portfolio holdings monthly, with a thirty day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of the Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. None of the Fund, the Manager or any affiliate receive any compensation or consideration with respect to these agreements.

         Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION


         For the seven-day period ended April 30, 2005, the annualized current yield of Class A Shares and Consultant Class Shares was 2.12% for each Class and the compounded effective yield was 2.12% for each Class. These yields will fluctuate daily as income earned fluctuates and is not guaranteed. On April 30, 2005, the weighted average portfolio maturity was 31 days for the Fund. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Trustees of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor, effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Trustees.


         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Distributions, dividends are declared daily from net investment income. The current yield of the Fund's Classes of shares is calculated as follows:

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of that seven-day period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of the Classes represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in each Class' effective yield.


         The Fund may also publish a tax-equivalent yield for each Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to each such Class' yield. For the seven-day period ended April 30, 2005, the tax-equivalent yield of Class A Shares and Consultant Class Shares was 3.07%, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable. Yield fluctuates and is not guaranteed. The tax-equivalent yield does not consider the effect of applicable deductions or state income taxes. Past performance is not an indication of future results.

         The following table is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended April 30, 2005 for each Class. Past performance is not an indication of future results.


                                                                                  Class A             Consultant
                                                                                   Shares            Class Shares

Value of a hypothetical account with one share                                    $1.00000000         $1.00000000
         at the beginning of the period................................

Value of the same account at the end of the period.....................            1.00040564(1)       1.00040571(1)
                                                                                  -----------         -----------

Net change in account value............................................            0.00040564          0.00040571
                                                                                  -----------         -----------
Base period return = net change in account
         value/beginning account value.................................            0.00040564          0.00040571

Current yield [base period return x (365/7)] ..........................                  2.12%(2)            2.12%(2)
                                                                                         ====                ====
Effective yield (1 + base period)365/7 - 1.............................                  2.14%(3)            2.14%(3)
                                                                                         ====                ====


Weighted average life to maturity of the portfolio on April 30, 2005 was 31 days.

(1) This represents the net income per share for the seven calendar days ended April 30, 2005.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended April 30, 2005.
(3) This represents the current yield for the seven calendar days ended April 30, 2005 compounded daily.

         The Prospectus and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The current yield may include income which is not exempt from federal income tax since the Fund is permitted to invest a portion of its investments in non-tax-exempt securities. It also should be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven calendar day period, it may use a different time span from time to time.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

         The average annual total compounded rate of return of each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                 n
                           P(1+T) = ERV

         Where:       P  =    a hypothetical initial purchase order of $1,000;

                      T  =    average annual total return;

                      n  =    number of years;

                    ERV  =    redeemable value of the hypothetical
                              $1,000 purchase at the end of the period.


         The performance, as shown below, is the average annual total return quotations for each Class through April 30, 2005, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares (3/15/88), the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the period from March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been lower.



                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------
DELAWARE TAX-FREE MONEY FUND                   1 year ended      5 year ended     10 year ended        Lifetime
                                                4/30/2005         4/30/2005         4/30/2005          through
                                                                                                      4/30/2005
--------------------------------------------------------------------------------------------------------------------
CLASS A AT OFFER BEFORE TAXES                           0.94%             1.17%             1.94%             3.31%
(INCEPTION 9/17/1981)
--------------------------------------------------------------------------------------------------------------------
CLASS A AT OFFER AFTER TAXES ON                         0.94%             1.17%             1.94%               N/A
DISTRIBUTIONS
(INCEPTION 9/17/1981)
--------------------------------------------------------------------------------------------------------------------
CLASS A AT OFFER AFTER TAXES ON                         0.94%             1.17%             1.94%               N/A
DISTRIBUTIONS AND SALE OF FUND SHARES
(INCEPTION 9/17/1981)
--------------------------------------------------------------------------------------------------------------------
CLASS A AT NAV BEFORE TAXES                             0.94%             1.17%             1.94%             3.31%
(INCEPTION 9/17/1981)
--------------------------------------------------------------------------------------------------------------------
CONSULTANT CLASS BEFORE TAXES                           0.94%             1.17%             1.94%             3.28%
(INCEPTION 3/15/1988)
--------------------------------------------------------------------------------------------------------------------
CONSULTANT CLASS AFTER TAXES ON                         0.94%             1.17%             1.94%               N/A
DISTRIBUTIONS
(INCEPTION 3/15/1988)
--------------------------------------------------------------------------------------------------------------------
CONSULTANT CLASS AFTER TAXES ON                         0.94%             1.17%             1.94%               N/A
DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 3/15/1988)
--------------------------------------------------------------------------------------------------------------------

DOLLAR-COST AVERAGING
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors should also consider their financial ability to continue to purchase shares during high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares for a complete description of these options including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                                                NUMBER OF
                                INVESTMENT       PRICE PER      SHARES
                                AMOUNT           SHARE          PURCHASED

         Month 1                $100             $10.00         10
         Month 2                $100             $12.50         8
         Month 3                $100             $5.00          20
         Month 4                $100             $10.00         10
         -------------------------------------------------------------------
                                $400             $37.50         48

Total Amount Invested:  $400
Total Number of Shares Purchased: 48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the Prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The Prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES

         The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.


         Consistent in the Conduct Rules of the NASDRsm Regulation, Inc., (the "NASDRsm"), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares - Class A Shares and Consultant Class Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws.

         The minimum initial investment generally is $1,000 for each Class. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.


       Certificates representing shares purchased are not ordinarily issued. Purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate "officer" of the Fund. No charge is assessed by Voyageur Mutual Funds III for any certificates issued. The Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Fund. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

INVESTING BY MAIL
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE
         You may purchase shares by requesting your bank to transmit funds by wire to Bank of New York, ABA #021000018, account number 8900403748 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

INVESTING BY EXCHANGE
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares or Class C Shares of the Delaware Investments funds may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly or quarterly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                     * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service should complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.


DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank by phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.


WHEN ORDERS ARE EFFECTIVE
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

PLAN UNDER RULE 12B-1 FOR CONSULTANT CLASS SHARES
         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing Consultant Class Shares.

         The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.

         The Plan permits the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among others, preparing and distributing advertisements, sales literature, Prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into Dealer's Agreements with the Distributor or service agreements with the Fund. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Trustees.

         In addition, the Fund may make payments from the assets of Consultant Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

         The maximum aggregate fee payable by the Fund under the Plan and the Fund's Distribution Agreement is, on an annual basis, up to 0.30% of its average daily net assets for the year. The Trust's trustees may reduce these amounts at any time. The Trust's Board of Trustees suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Trustees had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Trustees.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount, if any, paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or the Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.


         For the fiscal year ended April 30, 2005, there were no payments on behalf of Consultant Class Shares pursuant to its Plan.


REINVESTMENT PRIVILEGE
         Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Investments family offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax advisor be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FUNDS
         Subject to applicable eligibility and minimum purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or exchange fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.

         Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of funds in the Delaware Investments family that offer such classes of shares.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may also elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

ACCOUNT STATEMENTS
         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity other than a reinvestment of dividends will receive a monthly statement confirming each transaction.

ASSET PLANNER
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Exchanges in the Prospectus and this Part B and the Prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to the Transfer Agent to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share of a Class is computed by adding the value of all securities and other assets in the portfolio attributable to that Class, deducting any liabilities of the Fund attributable to that Class and dividing by the number of shares of the Class outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

REDEMPTION AND EXCHANGE

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 2005 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $100,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $100,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund or any other money market fund to other non-money market funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends. Shares of the Fund may not be exchanged for Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's Prospectus before buying shares in an exchange. The Prospectus contains more complete information about the Fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day.


         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund generally does not issue certificates for shares. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days, after the receipt of a redemption request.


         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund, or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.


         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

SMALL ACCOUNTS
         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectus and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

CHECKWRITING FEATURE
         Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Fund's account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Throughout this procedure, the shareholder will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature for shareholders who overdraw their accounts or if, in the opinion of management, such revocation is otherwise in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check should contact the Transfer Agent nationwide at 800-523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its reasonable best efforts to effect stop-payment instructions but does not promise or guarantee that such instructions will be effective.

                                     * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

WRITTEN REDEMPTION
         You can write to the Fund at 2005 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agent from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your Class A or Consultant Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

WRITTEN EXCHANGE
         You can also write to the Fund (at 2005 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If your shares are in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally taped recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a Prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. A bank wire fee may be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Fund's Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

SYSTEMATIC WITHDRAWAL PLAN
         Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event, and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend from its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price (net asset value) is determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares may incur distribution fees under its 12b-1 Plan. The Board of Trustees of the Fund suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares.


         Purchases of Fund shares by wire begin earning dividends when converted into Federal funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal funds, normally one business day after receipt.


         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JGTRRA)

         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). The new law reduced the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS

         Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).


         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out.


REDUCTION OF TAX RATE ON CAPITAL GAINS

         Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.


BACK-UP WITHHOLDING CHANGES
         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.


TAXES

FEDERAL INCOME TAX
         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


         Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. For the fiscal year ended April 30, 2005, all of the Fund's net income was exempt from federal taxes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net interest income, if any, will not qualify for the deduction for dividends received by corporations.


         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

         The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisors in this matter before purchasing shares of the Fund.

         The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December buy paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

STATE AND LOCAL TAXES
         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisors in this regard. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

         Shares of the Fund will be exempt from Pennsylvania county personal property taxes.


INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Trust's Board of Trustees.


         On June 30, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $105 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies and makes all investment decisions which are implemented by the Fund's Trading Department.

         The Fund's Investment Management Agreement with the Manager is dated August 27, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         Effective April 1, 1999, the annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets; 0.40% on the next $500 million; 0.35% on the next $1.5 billion; and 0.30% on assets in excess of $2.5 billion. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.

         On April 30, 2005, the total net assets of the Fund were $26,920,419. Investment management fees paid by the Fund during the past three fiscal years were, $108,129 for 2003, $100,899 for 2004 and $83,252 for 2005.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing Prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses.


         The Fund has formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund. As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved;
(iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.


DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated as of April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for any payments which may be made under the 12b-1 Plan for Consultant Class Shares. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

      The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD shall: (i) promote the sale of the Funds' shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain non-regulatory sales and marketing materials related to the Funds; and (iii) produce such non-regulatory sales and marketing materials related to the Funds. The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware Investments Family of Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

-------------------------------------------------------------------------------------------------------------------
                                                                                           Basis Points on Sales
-------------------------------------------------------------------------------------------------------------------
Retail Mutual Funds (Class A, B and C Shares)                                                      0.50%
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Connect Program                                                                      0.25%
-------------------------------------------------------------------------------------------------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                                                    0.45%
-------------------------------------------------------------------------------------------------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                           0%
Delaware International Value Equity Fund Class I Shares
---------------------------------------------------------------------------------------- ---------------------------

        In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Fund shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Fund shares sold before the date of this Agreement.


-------------------------------------------------------------------------------------------------------------------
                                                                                           Basis Points on Sales
-------------------------------------------------------------------------------------------------------------------
Retail Mutual Funds (including shares of money market funds and house accounts and                 0.04%
shares redeemed within 30 days of purchase)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Connect Program                                                                        0%
-------------------------------------------------------------------------------------------------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                                                    0.04%
-------------------------------------------------------------------------------------------------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                         0.04%
Delaware International Value Equity Fund Class I Shares
-------------------------------------------------------------------------------------------------------------------

         The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.


      The Transfer Agent, Delaware Service Company, Inc., an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

      JP Morgan Chase Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.


         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family. As of July 29, 2005, the Fund's officers and trustees, as a group, owned less than 1% of the outstanding shares of each of the Class A Shares and Consultant Class Shares.

         As of July 29, 2005, the Fund believes the following accounts held 5% or more of Class A Shares and Consultant Class Shares of the Fund. The Fund has no knowledge of beneficial ownership.

-------------------------------------------------------------------------------------------------------------------------------
CLASS                                 NAME AND ADDRESS OF ACCOUNT                               SHARE AMOUNT         PERCENTAGE

-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                        NFS LLC FEBO                                              4,225,036.640           15.78%
                                      Carol A. Countiss TTEE
                                      Declaration of Trust
                                      U/A 4/6/99
                                      P.O. Box 6
                                      Edwards, CO 81632-0006
-------------------------------------------------------------------------------------------------------------------------------
                                      Jeffrey P. Cadwell and                                    1,966,375.750            7.34%
                                      and Connie Cadwell
                                      Tenants by Entirety
                                      5321 Westshore Drive
                                      New Port Richey, FL 34652-3039
-------------------------------------------------------------------------------------------------------------------------------
Consultant Class Shares               Edward J. Nolan                                             105,886.540           15.63%
                                      And Gertrude J. Nolan JT WROS
                                      739 Hillcrest Ave.
                                      Glenside, PA 19038-5407
-------------------------------------------------------------------------------------------------------------------------------
                                      Gary A. Thomas                                               77,805.180           11.48%
                                      14 Circle Drive
                                      Camp Hill, PA 17011-2607
-------------------------------------------------------------------------------------------------------------------------------
                                      Nancy Rhodes                                                 77,256.280           11.40%
                                      80 Golf Circle NE
                                      Atlanta, GA 30309-2709
-------------------------------------------------------------------------------------------------------------------------------
                                      Gregory Obrien                                               46,035.760            6.79%
                                      and Sharon Obrien
                                      417 Linvill Road
                                      Media, PA 19063-5429
-------------------------------------------------------------------------------------------------------------------------------
                                      Manickam Sankaran                                            41,739.550            6.16%
                                      901 Valleyview Boulevard
                                      Altoona, PA 16602-6363
-------------------------------------------------------------------------------------------------------------------------------


         DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

        Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.


        Trustees and principal officers of Delaware Group Tax-Free Money Fund are noted below along with their ages and their business experience for the past five years.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND
                                                                                            COMPLEX OVERSEEN
                              POSITION(S)                                                         BY           OTHER DIRECTORSHIPS
                               HELD WITH    LENGTH OF TIME  PRINCIPAL OCCUPATION(S) DURING  TRUSTEE/DIRECTOR     HELD BY TRUSTEE/
NAME, ADDRESS AND BIRTHDATE     FUND(S)         SERVED               PAST 5 YEARS              OR OFFICER       DIRECTOR OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL(2)             Chairman,         5 Years -          Since August 2000, Mr.          86                    None
2005 Market Street             President,     Executive Officer  Driscoll has served in various
Philadelphia, PA 19103            Chief                              executive capacities at
                                Executive     1 Year - Trustee     different times at Delaware
March 10, 1963                 Officer and                               Investments(1)
                                 Trustee
                                                                    Senior Vice President and
                                                                    Director of Fixed-Income
                                                                    Process - Conseco Capital
                                                                           Management
                                                                    (June 1998 - August 2000)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS L. BENNETT                Trustee       Since March 23,         Private Investor -            86          None
2005 Market Street                                  2005             (March 2004 - Present)
Philadelphia, PA 19103
                                                                      Investment Manager -
October 4, 1947                                                       Morgan Stanley & Co.
                                                                   (January 1984 - March 2004)

-----------------------------------------------------------------------------------------------------------------------------------
JOHN A. FRY                      Trustee           4 Years                 President -               86        Director -
2005 Market Street                                                 Franklin & Marshall College              Community Health
Philadelphia, PA 19103                                                (June 2002 - Present)                     Systems

May 28, 1960                                                       Executive Vice President -
                                                                   University of Pennsylvania
                                                                    (April 1995 - June 2002)

-----------------------------------------------------------------------------------------------------------------------------------
ANTHONY D. KNERR                 Trustee          12 Years         Founder/Managing Director -       86          None
2005 Market Street                                                 Anthony Knerr & Associates
Philadelphia, PA 19103                                               (Strategic Consulting)
                                                                        (1990 - Present)
December 7, 1938

-----------------------------------------------------------------------------------------------------------------------------------
LUCINDA S. LANDRETH              Trustee       Since March 23,     Chief Investment Officer -        86          None
2005 Market Street                                  2005                 Assurant, Inc.
Philadelphia, PA 19103                                                     (Insurance)
                                                                          (2002 - 2004)
June 24, 1947

-----------------------------------------------------------------------------------------------------------------------------------
ANN R. LEVEN                     Trustee          16 Years       Treasurer/Chief Fiscal Officer      86       Director and Audit
2005 Market Street                                                  - National Gallery of Art              Committee Chairperson -
Philadelphia, PA 19103                                                    (1994 - 1999)                    Andy Warhol Foundation

November 1, 1940                                                                                             Director and Audit
                                                                                                             Committee Member -
                                                                                                                Systemax Inc.


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND
                                                                                            COMPLEX OVERSEEN
                              POSITION(S)                                                         BY           OTHER DIRECTORSHIPS
                               HELD WITH    LENGTH OF TIME  PRINCIPAL OCCUPATION(S) DURING  TRUSTEE/DIRECTOR     HELD BY TRUSTEE/
NAME, ADDRESS AND BIRTHDATE     FUND(S)         SERVED               PAST 5 YEARS              OR OFFICER       DIRECTOR OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS F. MADISON                Trustee          11 Years          President/Chief Executive        86            Director -
2005 Market Street                                                Officer - MLM Partners, Inc.                    Banner Health
Philadelphia, PA 19103                                             (Small Business Investing &
                                                                           Consulting)
                                                                     (January 1993 - Present)                   Director and Audit
February 25, 1936                                                                                               Committee Member -
                                                                                                                Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                    Director -
                                                                                                               Valmont Industries,
                                                                                                                       Inc.

-----------------------------------------------------------------------------------------------------------------------------------
JANET L. YEOMANS                 Trustee           6 Years          Vice President/Mergers &         86                None
2005 Market Street                                                       Acquisitions -
Philadelphia, PA 19103                                                   3M Corporation
                                                                    (January 2003 - Present)
July 31, 1948
                                                                  Ms. Yeomans has held various
                                                                   management positions at 3M
                                                                     Corporation since 1983.

-----------------------------------------------------------------------------------------------------------------------------------
J. RICHARD ZECHER                Trustee       Since March 23,              Founder -                86        Director and Audit
2005 Market Street                                  2005               Investor Analytics                      Committee Member -
Philadelphia, PA 19103                                                  (Risk Management)                      Investor Analytics
                                                                      (May 1999 - Present)
July 3, 1940                                                                                                   Director and Audit
                                                                                                               Committee Member -
                                                                                                                 Oxigene, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF              Senior Vice     Chief Financial      Mr. Bishof has served in         86            None(3)
2005 Market Street            President and     Officer since     various executive capacities
Philadelphia, PA 19103            Chief       February 17, 2005  at different times at Delaware
                                Financial                                  Investments
August 18, 1962                  Officer

-----------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO          Executive Vice        2 Years          Ms. Maestro has served in        86            None(3)
2005 Market Street             President,                         various executive capacities
Philadelphia, PA 19103         Chief Legal                       at different times at Delaware
                               Officer and                                Investments.
November 26, 1957               Secretary

-----------------------------------------------------------------------------------------------------------------------------------
JOHN J. O'CONNOR               Senior Vice     Treasurer since     Mr. O'Connor has served in        86            None(3)
2005 Market Street            President and   February 17, 2005   various executive capacities
Philadelphia, PA 19103          Treasurer                        at different times at Delaware
                                                                           Investments
June 16, 1957
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

         Following is additional information regarding investment professionals affiliated with Delaware Group Tax-Free Money Fund.


-----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND BIRTHDATE    POSITION(S) HELD WITH DELAWARE      LENGTH OF TIME SERVED       PRINCIPAL OCCUPATION(S) DURING PAST
                                  GROUP TAX-FREE MONEY FUND                                                  5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BUCKLEY              Senior Vice President, Senior             6 years               Mr. Buckley has served in various
2005 Market Street            Portfolio Manager and Director of                                 capacities at different times at
Philadelphia, PA 19103-7094          Municipal Research                                               Delaware Investments

December 1, 1953
-----------------------------------------------------------------------------------------------------------------------------------

         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2004.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                       DOLLAR RANGE OF EQUITY SECURITIES IN THE    INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME                                     FUND                                                  COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                       None                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich(1)                    None                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett(2)                   None                                                    None
-----------------------------------------------------------------------------------------------------------------------------------
John H. Durham(1)                      None                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                           None(3)                                              Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                       None                                              $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth(2)                 None                                                    None
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                           None                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                      None                                              $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                       None                                             $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------------------
J. Richard Zecher(2)                   None                                                    None
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Trustee retired from the Board on March 22, 2005.

(2) Trustee elected to the Board on March 23, 2005; information provided as of that date.

(3) As of December 31, 2004, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares if the Funds outside of the Plan as of December 31, 2004.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended April 30, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of April 30, 2005. Only the independent trustees of the Trust receive compensation from the Fund.

--------------------------------------------------------------------------------------------------------------------------------
                                 AGGREGATE
                             COMPENSATION FROM    PENSION OR RETIREMENT      ESTIMATED ANNUAL      TOTAL COMPENSATION FROM THE
                               DELAWARE GROUP      BENEFITS ACCRUED AS        BENEFITS UPON          INVESTMENT COMPANIES IN
NAME(3)                     TAX-FREE MONEY FUND   PART OF FUND EXPENSES       RETIREMENT(1)          DELAWARE INVESTMENTS(2)
--------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett                    $8                    none                  $70,000                      $5,833
--------------------------------------------------------------------------------------------------------------------------------
John A. Fry                         $543                   none                  $70,000                   $109,695(4)
--------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                    $557                   none                  $70,000                     $135,282
--------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth                  $8                    none                  $70,000                      $5,833
--------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                        $493                   none                  $70,000                     $133,040
--------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                   $481                   none                  $70,000                     $122,290
--------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                    $480                   none                  $70,000                     $123,040
--------------------------------------------------------------------------------------------------------------------------------
J. Richard Zecher                    $8                    none                  $70,000                      $5,833
--------------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of April 30, 2005, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

(3) Walter P. Babich and John H. Durham retired from the Board of Trustees of Delaware Group Tax-Free Money Fund and each of the 32 investment companies in the Delaware Investments family on March 22, 2005. Thomas L. Bennett, Lucinda S. Landreth and J. Richard Zecher joined the Board of Trustees/Directors of the 32 investment companies in the Delaware Investments family on March 23, 2005.

(4) In addition to this compensation, for the 12-month period ended on April 30, 2005, Mr. Fry received $15,014 in professional fees from Voyageur Funds for services provided to the Fund's Board.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent registered public accounting firm and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held 12 meetings during the Fund's last fiscal year.

         Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee of the Fund currently consists of the following eight independent Trustees/Directors: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Jan L. Yeomans and
J. Richard Zecher.The Independent Trustee Committee held five meetings during the Trust's last fiscal year.


GENERAL INFORMATION


         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $23.10 per annum for each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis .

         These charges are assessed monthly on a pro rata basis and determined by using the number of accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services. The fees are charged to the Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         The Trust is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act under the 1940 Act. The Trust was organized as a Maryland corporation in April 1980 and reorganized as a Delaware business trust on August 27, 1999.

         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. Delaware Investment Advisers, a series of Delaware Management Business Trust, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and/or renew the Fund's investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

     o The nature, extent and quality of the services provided by the investment adviser.

     o The investment performance of the fund's assets managed by the investment adviser.

     o The fair market value of the services provided by the investment adviser.

     o Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

     o The extent to which economies of scale could be realized as the fund grows.

     o Other benefits accruing to the investment adviser or its affiliates from its relationship with the fund.

     o The investment adviser's management of the operations and expenses of the fund, including how portfolio transactions for the fund are conducted, transaction costs and how brokers are chosen.

         At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of non-interested or independent Trustees approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the "Fund"). In making its decision, the Board took into consideration information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies and expenses. Information furnished specifically in connection with the Annual Meeting included materials provided by Delaware Investments concerning the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Financial Services ("Lipper"), an independent organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds.

         In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. While the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds were considered at the same Board meeting, the Trustees dealt with each fund separately. In approving continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's discussion.

NATURE, EXTENT AND QUALITY OF SERVICE
         Consideration was given to the services provided by Delaware Investments and its affiliates to the Fund and its shareholders. In reviewing the nature, extent and quality of services, emphasis was given to reports periodically furnished to the Board covering matters such as the compliance of portfolio managers with the investment policies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to Delaware Investments' efforts to maintain, and in some instances increase, financial and personnel resources committed by Delaware Investments. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters, particularly given the rapid pace of legislative, regulatory and litigation initiatives in 2004 and 2005. The Board also took into account the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided Fund shareholders from being part of the Delaware Investment Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature and quality of the overall services provided by Delaware Investments and its affiliates.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the refinements made to the investment process and felt that management had been responsive to the concerns expressed by the Board during the previous year.

         In considering the investment performance of the Funds and of comparable mutual funds advised by Delaware Investments, the Board looked at each Fund's performance relative to its peers and benchmark. The performance numbers excerpted from the materials reviewed by the Board below represent annualized total returns and are calculated using a Fund's daily net asset value. Performance numbers assume reinvestment of income distributions and capital gains on the ex-dividend date. The Funds' performance over the past one, three and five year periods ended February 28, 2005 and quartile ranking of each of the Funds compared by Lipper to their respective peer group is as follows:


----------------------------------------------------------------------------------------------------------------------
                                                            1 YEAR          3 YEARS           5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Money Fund                                 0.76%            0.52%             1.22%            1.97%
                                                    first quartile   third quartile   fourth quartile  fourth quartile
----------------------------------------------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
         The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). Comparative performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The following summarizes the performance results for the Fund and the Board's view of such performance.

COMPARATIVE EXPENSES
         Consideration was also given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Lipper Expense Group"). In reviewing comparative costs, the Fund's management fee was compared with the management fees that would have been charged by other funds within its Lipper Expense Group of comparable asset size, and the total expenses of the Fund were compared with those of its Lipper Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for fund Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees.

         The Board emphasized its objective to limit the total expense ratio of the Fund to an acceptable range and gave favorable consideration to Delaware Investments' agreement with that objective and dedication to implement remedial action, in the form of voluntary or contractual expense caps in order to meet that objective. While realizing that other factors such as the manager's profitability and economies of scale bear on the reasonableness of the fees, the Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

         The Board's objective is to limit the total expense ratio of the Fund to an acceptable range as compared to the median of a peer group of comparable mutual funds. The Board took into consideration management's agreement with that objective and the means of implementing that objective, which could include certain types of remedial actions as well as potential future voluntary or contractual expense caps.

----------------------------------------------------------------------------------------------------------------------------
                                                          Contractual
                                                        Management Fees       Actual Management Fees     Total Expenses
----------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Money Fund                              2nd quartile            1st quartile            4th quartile
----------------------------------------------------------------------------------------------------------------------------

MANAGEMENT PROFITABILITY
         The Board also considered the level of profits realized by Delaware Investments and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to the Fund. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that such methodology was subject to periodic review and testing by the Fund's internal auditors and outside accountants. Delaware Investments emphasized that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by Delaware Investments and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability. Delaware Investments also stated that the level of profits of Delaware Investments and its affiliates, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. Additionally, the Board considered Delaware Investments' expenditures to improve shareholder services provided to the Funds and to meet additional regulatory and compliance requirements resulting from Sarbanes-Oxley and recent SEC initiatives. The Board also considered the extent to which Delaware Investments and its affiliates might derive ancillary benefits from fund operations, including benefits from allocation of funds brokerage and the use of "soft" commission dollars to pay for research. The Board was satisfied with the information provided regarding the profits realized by Delaware Investments and its affiliates.

ECONOMIES OF SCALE
         The Trustees also considered whether economies of scale are realized by Delaware Investments as the Fund assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Board took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex wide proxy conducted in 1998/1999. It was noted that the fee under the Fund's management contract fell within the standard structure. In view of such structure and the favorable fee and expense comparisons of the Fund within its Lipper Expense Group, the Board concluded that, to the extent economies of scale may be realized by Delaware Investments and its affiliates, there was a sharing of benefits with the Fund and its shareholders.

         Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

CAPITALIZATION
      The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The Fund offers two classes of shares, Delaware Tax-Free Money Fund A Class and Delaware Tax-Free Money Fund Consultant Class, each representing a proportionate interest in the assets of the Fund, and each having the same voting and other rights and preferences as the other class, except that Class A Shares may not vote on any matter affecting the Distribution Plan under Rule 12b-1 of Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

      Prior to January 1992, Class A Shares were known as the original class and between January 1992 and February 1994 were known as Tax-Free Money Fund class. Prior to January 1992, Consultant Class Shares were known as the consultant class, between January 1992 and November 1992 was known as Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994 was known as Tax-Free Money Fund Consultant class.

      Effective August 16, 1999, the name of Prime Series changed to Delaware Tax-Free Money Fund. Effective August 27, 1999, the name of Delaware Group Tax-Free Money Fund, Inc. changed to Delaware Group Tax-Free Money Fund.

NONCUMULATIVE VOTING
      The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.


      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.



FINANCIAL STATEMENTS


      Ernst & Young LLP serves as the independent registered public accounting firm for Delaware Group Tax-Free Money Fund and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent registered public accounting firm, for the fiscal year ended April 30, 2005, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

BONDS
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba-judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

         Excerpts from Fitch's description of its ratings: AAA--ratings denote the lowest expectation of credit risk. AA--ratings denote a very low expectation of credit risk. A--ratings denote a low expectation of credit risk. BBB--ratings indicate that there is currently a low expectation of credit risk. BB--ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. B--ratings indicate that significant credit risk is present, but a limited margin of safety remains. CC--ratings indicate that default of some kind appears probable. C--ratings signal imminent default.

         The ratings of obligations in the default category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD--obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. DD--indicates potential recoveries in the range of 50% - 90% and D--the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

COMMERCIAL PAPER
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

Excerpts from Fitch IBCA, Inc.'s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

                                     PART C

                                Other Information

Item 23.      Exhibits

               (a)      Agreement and Declaration of Trust.

                        (1)   Agreement and Declaration of Trust (December 17,
                              1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                        (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

               (b)      By-Laws. By-Laws (May 19, 2005) attached as Exhibit.

               (c)      Instruments Defining the Rights of Security Holders.

                        (1) Agreement and Declaration of Trust. Article III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                        (2) By-Laws. Article II of the By-Laws attached as Exhibit.

               (d) Investment Management Agreement. Executed Investment Management Agreement (August 27, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective No. 25 filed August 27, 1999.

               (e)      (1) Distribution Agreement.

                           (i)   Executed Distribution Agreement (April 19,
                                 2001) between the Trust and Delaware
                                 Distributors, L.P. incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

                           (ii) Executed Second Amended and Restated Financial Intermediary Distribution Agreement (August 21,
                                 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                        (2)   Dealer's Agreement. Dealers Agreement (January
                              2001) incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

                        (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

                        (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January
                              2001) incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

                        (5)   Bank/Trust Agreement. Bank/Trust Agreement (August
                              2004) attached as Exhibit.

               (f)      Inapplicable.

               (g)      Custodian Agreement.

                        (1) Executed Custodian Agreement (May 1, 1996) with The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

                           (i) Executed Amendment (July 1, 2001) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post Effective Amendment No. 29 filed June 30, 2003.

                           (ii) Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Custodian Agreement between JPMorgan Chase Bank and the Registrant attached as Exhibit.

               (h)      Other Material Contracts.

                        (1) Executed Shareholders Services Agreement (April 19, 2001) incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

                           (i) Executed Schedule B (May 15, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post Effective Amendment No. 29 filed June 30, 2003.

                           (ii) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement attached as Exhibit.

                        (2) Executed Delaware Group of Funds Fund Accounting Agreement with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

                           (i)   Form of Amendment No. 30 to Delaware
                                 Investments Family of Funds Fund Accounting
                                 Agreement attached as Exhibit.

                           (ii) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post Effective Amendment No. 28 filed June 28, 2002.

               (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

               (j)      Consent of Auditors. Attached as Exhibit.

               (k)      Inapplicable.

               (l) Agreements in Connection with Initial Capital. Investment Letter of Initial Shareholder, originally filed with Pre-Effective Amendment No. 1 on May 28, 1981, incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

               (m) Plans under Rule 12b-1. Rule 12b-1 Plan for the Consultant Class of Shares incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

               (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                        2003) incorporated into this filing by reference to Post Effective Amendment No. 29 filed June 30, 2003.

               (o)      Inapplicable.

               (p)      Code of Ethics.

                        (1) Code of Ethics for Delaware Investments' Family of Funds (December 2004) attached as Exhibit.

                        (2)   Code of Ethics for Delaware Investments (December
                              2004) attached as Exhibit.

                        (3) Code of Ethics for Lincoln Financial Distributors, Inc. (April 2005) attached as Exhibit.

               (q) Trustees' Power of Attorney. Trustees' Power of Attorney attached as Exhibit.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 25.       Indemnification. Incorporated into this filing by reference to
               Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

Item 26.       Business and Other Connections of Investment Advisor.

                        Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Tax-Free Funds, Delaware Investments Municipal Trust, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc.,

                        Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Jude T. Driscoll          President/Chief Executive         Chairman/President/Chief           Mr. Driscoll has served in
                          Officer                           Executive Officer                  various executive capacities
                                                                                               within Delaware Investments

                                                                                               President/Chief Executive
                                                                                               Officer and Director -
                                                                                               Lincoln National Investments
                                                                                               Companies, Inc.

                                                                                               Director - HYPPCO Finance
                                                                                               Company Ltd.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Ryan K. Brist             Executive Vice                    Executive Vice                     Mr. Brist has served in
                          President/Managing                President/Managing                 various executive capacities
                          Director/Co-Head - Fixed Income   Director/Chief Investment          within Delaware Investments
                                                            Officer - Fixed Income
                                                                                               Vice President - Lincoln
                                                                                               National Income Fund, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
John C.E. Campbell        Executive Vice President/         Senior Vice President/Deputy       Mr. Campbell has served in
                          Global Marketing & Client         Chief Investment Officer - Fixed   various executive capacities
                          Services                          Income                             within Delaware Investments

                                                                                               President/Chief Executive
                                                                                               Officer - Optimum Fund Trust
------------------------- --------------------------------- ---------------------------------- --------------------------------
Patrick P. Coyne          Executive Vice President/         Executive Vice President/          Mr. Coyne has served in
                          Managing Director/Chief           Managing Director/Chief            various executive capacities
                          Investment Officer - Fixed        Investment Officer - Fixed Income  within Delaware Investments
                          Income
                                                                                               Managing Director - Fixed
                                                                                               Income -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Joseph H. Hastings        Executive Vice President/Chief    None                               Mr. Hastings has served in
                          Financial Officer/Treasurer/                                         various executive capacities
                          Controller                                                           within Delaware Investments

                                                                                               Executive Vice President/Chief
                                                                                               Financial
                                                                                               Officer/Treasurer/Controller
                                                                                               -Lincoln National Investment
                                                                                               Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Richelle S. Maestro       Executive Vice                    Executive Vice President/General   Ms. Maestro has served in
                          President/General                 Counsel/Secretary                  various executive capacities
                          Counsel/Secretary                                                    within Delaware Investments

                                                                                               Executive Vice
                                                                                               President/General
                                                                                               Counsel/Secretary and
                                                                                               Director/Trustee - Lincoln
                                                                                               National Investment Companies,
                                                                                               Inc.

                                                                                               General Partner - Tri-R
                                                                                               Associates
------------------------- --------------------------------- ---------------------------------- --------------------------------
Philip N. Russo(1)        Executive Vice President/Chief    None                               Mr. Russo has served in
                          Financial Officer                                                    various executive capacities
                                                                                               within Delaware Investments

------------------------- --------------------------------- ---------------------------------- --------------------------------
See Yeng Quek             Executive Vice                    Executive Vice                     Mr. Quek has served in various
                          President/Managing                President/Managing                 executive capacities within
                          Director/Chief Investment         Director/Chief Investment          Delaware Investments
                          Officer - Fixed Income            Officer - Fixed Income
                                                                                               Director/Trustee - HYPPCO
                                                                                               Finance Company Ltd.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Gerald S. Frey            Emeritus Managing                 Emeritus Managing Director/Chief   Mr. Frey has served in various
                          Director/Chief Investment         Investment Officer - Growth        executive capacities within
                          Officer - Growth Investing        Investing                          Delaware Investments

                                                                                               Managing Director/Chief
                                                                                               Investment Officer - Growth
                                                                                               Investing - Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Douglas L. Anderson       Senior Vice President/Operations  None                               Mr. Anderson has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Marshall T. Bassett        Senior Vice President/Chief       Senior Vice President/Chief       Mr. Bassett has served in
                           Investment Officer - Emerging     Investment Officer - Emerging     various executive capacities
                           Growth                            Growth                            within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Joseph Baxter              Senior Vice President/Head of     Senior Vice President/Head of     Mr. Baxter has served in
                           Municipal Bond Investments        Municipal Bond Investments        various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher S. Beck        Senior Vice President/Senior      Senior Vice President/Senior      Mr. Beck has served in various
                           Portfolio Manager                 Portfolio Manager                 executive capacities within
                                                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Michael P. Bishof          Senior Vice President/Investment  Chief Financial Officer           Mr. Bishof has served in
                            Accounting                                                         various executive capacities
                                                                                               within Delaware Investments

                                                                                               Chief Financial Officer -
                                                                                               Lincoln National Convertible
                                                                                               Securities Fund, Inc. and
                                                                                               Lincoln National Income Fund,
                                                                                               Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Michael P. Buckley         Senior Vice President/Director    Vice President/Portfolio          Mr. Buckley has served in
                           of Municipal Research             Manager/Senior Municipal Bond     various executive capacities
                                                             Analyst                           within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Stephen R. Cianci          Senior Vice President/Senior      Senior Vice President/Senior      Mr. Cianci has served in
                           Portfolio Manager                 Portfolio Manager                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Robert F. Collins          Senior Vice President/Senior      Vice President/Senior Portfolio   Mr. Collins has served in
                           Portfolio Manager                 Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Timothy G. Connors         Senior Vice President/Chief       Senior Vice President/Chief       Mr. Connors has served in
                           Investment Officer - Value        Investment Officer - Value        various executive capacities
                           Investing                         Investing                         within Delaware Investments

                                                                                               Senior Vice President/Chief
                                                                                               Investment Officer - Value
                                                                                               Investing of Lincoln National
                                                                                               Investment Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
George E. Deming           Senior Vice President/Senior      Senior Vice President/Senior      Mr. Deming has served in
                           Portfolio Manager                 Portfolio Manager                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Robert J. DiBraccio        Senior Vice President/Head of     None                              Mr. DiBraccio has served in
                           Equity Trading                                                      various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
John B. Fields             Senior Vice President/Senior      Senior Vice President/Senior      Mr. Fields has served in
                           Portfolio Manager                 Portfolio Manager                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Brian Funk                 Senior Vice President/Senior      Vice President/Senior High        Mr. Funk has served in various
                           Research Analyst                  Yield Analyst                     executive capacities within
                                                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Brent C. Garrels           Senior Vice President/Senior      Vice President/High Yield         Mr. Garrels has served in
                           Research Analyst                  Analyst                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Paul Grillo                Senior Vice President/Senior      Vice President/Senior Portfolio   Mr. Grillo has served in
                           Portfolio Manager                 Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Jonathan Hatcher(2)        Senior Vice President/Senior      Senior Vice President/Senior      Mr. Hatcher has served in
                           Research Analyst                  Research Analyst                  various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Carolyn McIntyre(3)        Senior Vice President/Human       None                              Ms. McIntyre has served in
                           Resources                                                           various executive capacities
                                                                                               within Delaware Investments

                                                                                               Senior Vice President/Human
                                                                                               Resources - Lincoln National
                                                                                               Investment Companies, Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Francis X. Morris          Senior Vice President/Director,   Director, Fundamental             Mr. Morris has served in
                           Fundamental Research/Senior       Research/Senior Portfolio         various executive capacities
                           Portfolio Manager                 Manager                           within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Brian L. Murray, Jr.(4)    Senior Vice President/Chief       Chief Compliance Officer          Mr. Murray has served in
                           Compliance Officer                                                  various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Susan L. Natalini          Senior Vice President/Global      None                              Ms. Natalini has served in
                           Marketing & Client Services                                         various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
D. Tysen Nutt(5)           Senior Vice President/Head of     Senior Vice President/Head of     Mr. Nutt has served in various
                           Large Cap Value                   Large Cap Value                   executive capacities within
                                                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
John J. O'Connor           Senior Vice                       Senior Vice President/Treasurer   Mr. O'Connor has served in
                           President/Investment Accounting                                     various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Philip R. Perkins(6)       Senior Vice President/Senior      Senior Vice President/Senior      Mr. Perkins has served in
                           Portfolio Manager                 Portfolio Manager                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Timothy L. Rabe            Senior Vice President/Senior      Senior Vice President/Senior      Mr. Rabe has served in various
                           Portfolio Manager/Head of High    Portfolio Manager                 executive capacities within
                           Yield                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
James L. Shields           Senior Vice President/Chief       None                              Mr. Shields has served in
                           Information Officer                                                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Jeffrey S. Van Harte(7)    Senior Vice President/Chief       Senior Vice President/Chief       Mr. Van Harte has served in
                           Investment Officer - Focus        Investment Officer - Focus        various executive capacities
                           Growth                            Growth                            within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Gary T. Abrams             Vice President/Senior Equity      None                              Mr. Abrams has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher S. Adams       Vice President/Portfolio          Vice President/Portfolio          Mr. Adams has served in
                           Manager/Senior Equity Analyst     Manager/Senior Equity Analyst     various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Renee E. Anderson          Vice President/Senior Equity      Vice President/Senior Equity      Mr. Anderson has served in
                           Analyst II                        Analyst II                        various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Damon J. Andres            Vice President/Senior Fixed       Vice President/Senior Fixed       Mr. Andres has served in
                           Income Portfolio Manager I        Income Portfolio Manager          various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President - Lincoln
                                                                                               National Convertible
                                                                                               Securities Fund, Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Richard E. Biester         Vice President/Equity Trader      None                              Mr. Biester has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher J.             Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Bonavico has served in
Bonavico(8)                Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Vincent A. Brancaccio      Vice President/Senior Equity      None                              Mr. Brancaccio has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Edward J. Brennan          Vice President/Private            Assistant Vice President/Fixed    Mr. Brennan has served in
                           Placement Analyst                 Income Structural Analyst II      various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Kenneth F. Broad(9)        Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Broad has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Mary Ellen M. Carrozza     Vice President/Client Services    Vice President/Client Services    Ms. Carrozza has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Stephen G. Catricks        Vice President/Equity Analyst II  Vice President/Equity Analyst II  Mr. Catricks has served in various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
David F. Connor            Vice President/Deputy General     Vice President/Deputy General     Mr. Connor has served in
                           Counsel/Assistant Secretary       Counsel/Assistant Secretary       various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Deputy General
                                                                                               Counsel/Assistant Secretary -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.

                                                                                               Secretary - Lincoln National
                                                                                               Convertible Securities Fund,
                                                                                               Inc. and Lincoln National
                                                                                               Income Fund, Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Stephen J. Czepiel         Vice President/Senior Fixed       None                              Mr. Czepiel has served in
                           Income Trader                                                       various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Joseph F. DeMichele        Vice President/High Grade         None                              Mr. DeMichele has served in
                           Trading                                                             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher M.             Vice President/Portfolio Manager  Vice President/Portfolio Manager  Mr. Ericksen has served in
Ericksen(10)                                                                                   various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Joel A. Ettinger          Vice President/Taxation            Vice President/Taxation           Mr. Ettinger has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Taxation -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.
------------------------- ---------------------------------- --------------------------------- --------------------------------
Phoebe W. Figland         Vice President/Investment          Vice President/Investment         Ms. Figland has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Joseph Fiorilla           Vice President/Trading Operations  None                              Mr. Fiorilla has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Charles E. Fish           Vice President/Senior Equity       None                              Mr. Fish has served in various
                          Trader                                                               executive capacities within
                                                                                               Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Clifford M. Fisher(11)    Vice President/Senior Bond Trader  None                              Mr. Fisher has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Patrick G. Fortier(12)    Vice President/Senior Portfolio    Vice President/Senior Portfolio   Mr. Fortier has served in
                          Manager                            Manager                           various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Denise A. Franchetti      Vice President/Portfolio           Vice President/Portfolio          Ms. Franchetti has served in
                          Manager/Municipal Bond Credit      Manager/Municipal Bond Credit     various executive capacities
                          Analyst                            Analyst                           within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
James A. Furgele          Vice President/Investment          Vice President/Investment         Mr. Furgele has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Daniel V. Geatens         Vice President/Investment          Vice President/Investment         Mr. Geatens has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Stuart M. George          Vice President/Equity Trader       None                              Mr. George has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Barry S. Gladstein        Vice President/Portfolio Analyst   Vice President/Equity Analyst     Mr. Gladstein has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Brian T. Hannon           Vice President/Senior Portfolio    Vice President/Senior Portfolio   Mr. Hannon has served in
                          Manager                            Manager                           various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Lisa L. Hansen(13)        Vice President/Head Trader of      Vice President/Head Trader of     Ms. Hansen has served in
                          Focus Growth Equity Trading        Focus Growth Equity Trading       various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Gregory M. Heywood(14)    Vice President/Senior Research     Vice President/Senior Research    Mr. Heywood has served in
                          Analyst                            Analyst                           various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Michael E. Hughes         Vice President/Senior Equity       Vice President/Senior Equity      Mr. Hughes has served in
                          Analyst I                          Analyst I                         various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Jordan L. Irving(15)       Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Irving has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Cynthia Isom               Vice President/Senior Portfolio   Vice President/Portfolio Manager  Ms. Isom has served in various
                           Manager                                                             executive capacities within
                                                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Kenneth R. Jackson         Vice President/Equity Analyst     Vice President/Equity Analyst     Mr. Jackson has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Andrew Kronschnabel        Vice President/High Grade Trader  None                              Mr. Kronschnabel has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Roseanne L. Kropp          Vice President/Senior Fund        Vice President/Senior Fund        Ms. Kropp has served in
                           Analyst II/High Yield             Analyst II/High Yield             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Nikhil G. Lalvani          Vice President/Senior Equity      Vice President/Senior Equity      Mr. Lalvani has served in
                           Analyst I                         Analyst I                         various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Steven T. Lampe            Vice President/Portfolio Manager  Vice President/Portfolio Manager  Mr. Lampe has served in various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Alfio Leone IV             Vice President/High Grade Trader  None                              Mr. Leone has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Anthony A. Lombardi(16)    Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Lombardi has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Charles (Tom) T.           Vice President/High Yield Trader  None                              Mr. McClintic has served in
McClintic                                                                                      various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Andrew M. McCullagh, Jr.   Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. McCullagh has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Michael S. Morris          Vice President/Portfolio Manager  Vice President/Senior Equity      Mr. Morris has served in
                                                             Analyst                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Scott Moses                Vice President/Fixed Income       None                              Mr. Moses has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
John R. Murray             Vice President/Senior Equity      None                              Mr. Murray has served in
                           Analyst                                                             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
David P. O'Connor          Senior Vice President/Associate   Senior Vice President/Associate   Mr. O'Connor has served in
                           General Counsel/Assistant         General Counsel/Assistant         various executive capacities
                           Secretary                         Secretary                         within Delaware Investments

                                                                                               Vice President/Associate
                                                                                               General Counsel/Assistant
                                                                                               Secretary - Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Philip O. Obazee          Vice President/Derivatives        Vice President/Derivatives         Mr. Obazee has served in
                          Manager                           Manager                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Donald G. Padilla         Vice President/Equity Analyst II  Vice President/Equity Analyst II   Mr. Padilla has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Daniel J. Prislin(17)     Vice President/Senior Portfolio   Vice President/Senior Portfolio    Mr. Prislin has served in
                          Manager                           Manager                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Craig S. Remsen           Vice President/Research Analyst   None                               Mr. Remsen has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Joseph T. Rogina          Vice President/Equity Trader      None                               Mr. Rogina has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL        POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS          MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Richard Salus             Vice President/Deputy Controller  None                               Mr. Salus has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Deputy
                                                                                               Controller - Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Kevin C. Schildt          Vice President/Senior Municipal   Vice President/Senior Research     Mr. Schildt has served in
                          Credit Analyst                    Analyst                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Richard D. Seidel         Vice President/Assistant          None                               Mr. Seidel has served in
                          Controller/Manager - Payroll                                         various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Assistant
                                                                                               Controller/Manager - Payroll -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Thomas Socha              Vice President/Senior Fixed       Vice President/Senior Fixed        Mr. Socha has served in
                          Income Analyst                    Income Analyst                     various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Brenda L. Sprigman        Vice President/Business Manager   None                               Ms. Sprigman has served in
                          - Fixed Income                                                       various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Matthew J. Stephens       Vice President/Senior High        Vice President/Senior High Grade   Mr. Stephens has served in
                          Grade Analyst                     Analyst                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Michael T. Taggart        Vice President/Facilities &       None                               Mr. Taggart has served in
                          Administrative Services                                              various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Matthew Todorow(18)       Vice President/Portfolio Manager  Vice President/Portfolio Manager   Mr. Todorow has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL         POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
BUSINESS ADDRESS           MANAGER                           REGISTRANT                         OFFICES HELD
-------------------------  --------------------------------- ---------------------------------- --------------------------------
Spencer M. Tullo           Vice President/Fixed Income       None                               Mr. Tullo has served in
                           Trader                                                               various executive capacities
                                                                                                within Delaware Investments
-------------------------- --------------------------------- ---------------------------------- --------------------------------
Robert A. Vogel, Jr.(19)   Vice President/Senior Portfolio   Vice President/Senior Portfolio    Mr. Vogel has served in
                           Manager                           Manager                            various executive capacities
                                                                                                within Delaware Investments
-------------------------- --------------------------------- ---------------------------------- --------------------------------
Lori P. Wachs              Vice President/Portfolio Manager  Vice President/Portfolio Manager   Ms. Wachs has served in
                                                                                                various executive capacities
                                                                                                within Delaware Investments
-------------------------- --------------------------------- ---------------------------------- --------------------------------
Laura A. Wagner            Vice President/Investment         Vice President/Investment          Ms. Wagner has served in
                           Accounting                        Accounting                         various executive capacities
                                                                                                within Delaware Investments
-------------------------- --------------------------------- ---------------------------------- --------------------------------
James J. Wright            Vice President/Senior Equity      Vice President/Senior Equity       Mr. Wright has served in
                           Analyst                           Analyst                            various executive capacities
                                                                                                within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

(1)  VICE PRESIDENT OF FINANCE, Prudential Investment Management, Inc.,
     1998-2004.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  ASSOCIATE GENERAL COUNSEL, Franklin Templeton Investments, 1998-2002.
(5)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(6)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(7) PRINCIPAL/EXECUTIVE VICE PRESIDENT, Transamerica Investment Management, LLC, 1980-2005.
(8) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1993-2005.
(9) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(10) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2004-2005; VICE PRESIDENT/PORTFOLIO MANAGER, Goldman Sachs 1994-2004.
(11) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(12) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(13) PRINCIPAL/PORTFOLIO MANAGER/SENIOR TRADER, Transamerica Investment Management, LLC, 1997-2005.
(14) SENIOR RESEARCH ANALYST, Transamerica Investment Management, LLC, 2004-2005; SENIOR ANALYST, Wells Capital Management, LLC 2003-2004; SENIOR ANALYST, Montgomery Asset Management 1996-2003.
(14) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(15) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(16) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1998-2005.
(17) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(18) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER       POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Distributors, Inc.                  General Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Capital Management                  Limited Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Investment Advisers                 Limited Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Kevin J. Lucey                               President/Chief Executive Officer          None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Joseph H. Hastings                           Executive Vice President                   None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richelle S. Maestro                          Executive Vice President/General           Executive Vice President/General
                                             Counsel/ Secretary                         Counsel/ Secretary (Chief Legal
                                                                                        Officer)
-------------------------------------------- ------------------------------------------ ----------------------------------------
Philip N. Russo                              Executive Vice President/Chief Financial   None
                                             Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations           None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Michael P. Bishof                            Senior Vice President/Investment           Senior Vice President/Chief Financial
                                             Accounting                                 Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Thomas M. McConnell                          Senior Vice President/Senior 529 Plans     None
                                             Product Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Carolyn McIntyre                             Senior Vice President/Human Resources      None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Brian L. Murray, Jr.                         Senior Vice President/Chief Compliance     Senior Vice President/Chief Compliance
                                             Officer                                    Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Daniel J. Perullo                            Senior Vice President/Eastern Director,    None
                                             Institutional Sales
-------------------------------------------- ------------------------------------------ ----------------------------------------
Robert E. Powers                             Senior Vice President/Senior Domestic      None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
James L. Shields                             Senior Vice President/Chief Information    None
                                             Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Trevor M. Blum                               Vice President/Senior Consulting           None
                                             Relationship Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Elisa C. Colkitt                             Vice President/Broker Dealer Operations    None
                                             & Service Support
-------------------------------------------- ------------------------------------------ ----------------------------------------
David F. Connor                              Vice President/Deputy General              Vice President/Deputy General
                                             Counsel/Assistant Secretary                Counsel/Assistant Secretary
-------------------------------------------- ------------------------------------------ ----------------------------------------
Joel A. Ettinger                             Vice President/Taxation                    Vice President/Taxation
-------------------------------------------- ------------------------------------------ ----------------------------------------
Susan T. Friestedt                           Vice President/Retirement Services         None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Edward M. Grant                              Vice President/Defined Contribution        None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Jeffrey M. Kellogg                           Vice President/Senior Product              None
                                             Manager/Communications Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
David P. O'Connor                            Vice President/Associate General           Vice President/Associate General
                                             Counsel/Assistant Secretary                Counsel/Assistant Secretary
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER       POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ------------------------------------------ ----------------------------------------
Robinder Pal                                 Vice President/Senior Retail e-Business/   None
                                             Production Services Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Mary A. Papamarkou                           Vice President/Product Service Consultant  None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richard  Salus                               Vice President/Controller                  None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richard D. Seidel                            Vice President/Assistant Treasurer         None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Theresa L. Sabol                             Vice President/Defined Contribution        None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Michael T. Taggart                           Vice President/Facilities &                None
                                             Administrative Services
--------------------------------------------------------------------------------------------------------------------------------

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICE WITH LFD                  POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

               (c) Not Applicable.
               (d)
Item 27. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 28.       Management Services.  None.

Item 29.       Undertakings.  Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania on this 25th day of August, 2005.

                                              DELAWARE GROUP TAX-FREE MONEY FUND


                                              By:       Jude T. Driscoll
                                                 -------------------------------
                                                        Jude T. Driscoll
                                                           Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                     Title                                                               Date
------------------------------------------    -----------------------------------------------------------------------------------
Jude T. Driscoll                              Chairman/President/Chief Executive Officer (Principal         August 25, 2005
-------------------------------------         Executive Officer) and Trustee
Jude T. Driscoll

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Thomas L. Bennett

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
John A. Fry

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Anthony D. Knerr

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Lucinda S. Landreth

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Ann R. Leven

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Thomas F. Madison

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
Jan L. Yeomans

                                    *         Trustee                                                       August 25, 2005
-------------------------------------
J. Richard Zecher

                                    *         Senior Vice President/Chief Financial Officer                 August 25, 2005
-------------------------------------         (Principal Financial Officer)
Michael P. Bishof


                             * By:     Jude T. Driscoll
                                  ------------------------------
                                       Jude T. Driscoll
                                      as Attorney-in-Fact
                               for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A







             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.     Exhibit
-----------     -------

EX-99.B         By-Laws (May 19, 2005)

EX-99.C2        Article II of the By-Laws

EX-99.E1iii     Executed Second Amended and Restated Financial Intermediary
                Distribution Agreement (August 21, 2003) between Delaware
                Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant

EX-99.E5        Bank/Trust Agreement (August 2004)

EX-99.G1ii      Executed Amendment No. 1 (July 17, 2003) to Schedule A of the
                Custodian Agreement between JPMorgan Chase Bank and the
                Registrant

EX-99.H1ii      Executed Letter Amendment (August 23, 2002) to the Shareholder
                Services Agreement

EX-99.H2i       Form of Amendment No. 30 to Delaware Investments Family of Funds
                Fund Accounting Agreement

EX-99.J         Consent of Auditors

EX-99.P1        Code of Ethics for Delaware Investments' Family of Funds
                (December 2004)

EX-99.P2        Code of Ethics for Delaware Investments (December 2004)

EX-99.P3        Code of Ethics for Lincoln Financial Distributors, Inc. (April
                2005)

EX-99.Q         Trustees' Power of Attorney